TRADING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Trading assets and liabilities [abstract]
Balances of trading asset and liabilities

Balances of trading asset and liabilities comprise the following as of December 31, 2024 and 2023:

		December 31,		December 31,
	Note	2024		2023
Trading assets
Debt securities	8.1	Ps.	11,937,414	Ps.	7,113,380
Equity securities	8.2		7,256,506		6,260,174
Derivative assets	8.3		969,294		2,077,567
		Ps.	20,163,214	Ps.	15,451,121

Trading liabilities
Derivative liabilities	8.3		1,011,934		2,154,361
		Ps.	1,011,934	Ps.	2,154,361
Total trading assets and liabilities net		Ps.	19,151,280	Ps.	13,296,760

Investments in debt securities at fair value through profit or loss held for trading

The following is the balance as of December 31, 2024 and 2023:

	December 31,		December 31,
	2024		2023
Securities issued or secured by the Colombian Government	Ps.	10,641,558	Ps.	5,794,832
Securities issued or secured by other Colombian Government entities		183,760		155,737
Securities issued or secured by foreign Governments		75,379		32,079
Securities issued or secured by other financial entities		1,002,194		1,084,461
Securities issued or secured by non-financial sector entities		8,813		6,406
Others		25,710		39,865
Total trading debt securities	Ps.	11,937,414	Ps.	7,113,380

Investments in equity securities at fair value through profit or loss held for trading

The following is the balance as of December 31, 2024 and 2023:

	December 31,		December 31,
	2024		2023
In Colombian Pesos
Corporate stock	Ps.	13,453	Ps.	8,949
Investment funds (1)(2)		4,757,848		4,079,070
Stabilization reserves (3)		2,380,868		2,084,955
	Ps.	7,152,169	Ps.	6,172,974

In foreign currency
Corporate stock	Ps.	4,813	Ps.	4,100
Investment funds		99,524		83,100
	Ps.	104,337	Ps.	87,200
Total equity securities	Ps.	7,256,506	Ps.	6,260,174

(1)  Grupo Aval has restricted collective investment funds related to Concesionaria Nueva Vía al Mar of Ps. 663,701, Concesionaria Vial del Pacífico of Ps. 1,488 and Concesionaria Vial del Oriente of Ps. 66,508.

(2)      Includes investments in the private real estate fund Nexus as of December 31, 2024 of Ps. 2,772,165 and as of December 31, 2023 of Ps. 2,567,099.

(3)      Pursuant to Colombian rules, Porvenir S. A. is required to directly invest 1% of the total assets of these funds in mandatory severance and pension   funds managed by Porvenir.

Schedule of held-for-trading derivative assets and liabilities

Trading derivative assets and liabilities comprise the following as of December 31, 2024 and 2023:

	December 31, 2024				December 31, 2023
	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	429,919	Ps.	62,051	Ps.	2,805	Ps.	1,543,886
Foreign currency to sell		100,705		610,639		1,664,047		2,691
Debt securities to buy		342		15,350		18,895		589
Debt securities to sell		116,711		628		363		128,757
Subtotal	Ps.	647,677	Ps.	688,668	Ps.	1,686,110	Ps.	1,675,923
Swap
Cross currency	Ps.	58,475	Ps.	52,455	Ps.	20,195	Ps.	60,845
Interest rate		222,830		221,822		308,368		329,754
Subtotal	Ps.	281,305	Ps.	274,277	Ps.	328,563	Ps.	390,599
Futures contracts
Interest rate to sell	Ps.	—	Ps.	—	Ps.	—	Ps.	3,752
Subtotal	Ps.	—	Ps.	—	Ps.	—	Ps.	3,752
Options contracts
Foreign currency to buy	Ps.	40,312	Ps.	—	Ps.	62,894	Ps.	—
Foreign currency to sell		—		48,989		—		84,087
Subtotal	Ps.	40,312	Ps.	48,989	Ps.	62,894	Ps.	84,087
Total derivative assets and liabilities trading	Ps.	969,294	Ps.	1,011,934	Ps.	2,077,567	Ps.	2,154,361